NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION TO SHAREHOLDERS	12 Months Ended
Dec. 31, 2011
NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION [Abstract]
NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION
29.	NONCONTROLLING INTEREST AND DIVIDEND DISTRIBUTION TO SHAREHOLDERS

In August 2010, the Company sold 25% of SeaTeam Management to Golden Ocean Group Limited for $0.1 million and recognized a gain on sale of $0.2 million in the consolidated statement of changes in equity.

The Company accounts for pro-rata distributions to owners in a spin-off at the book value of shares distributed and accounts for non pro-rata distributions to owners in a spin-off at the fair value of shares distributed.

In February 2008, as part of the Company's planned spin-off of its investment in ITCL to the Company's shareholders, the Company's Board of Directors declared a special dividend-in-kind of 17.53% of the Company's investment in ITCL with the distribution date being March 6, 2008. As of December 31, 2011 and 2010 the Company owned 82.47% of ITCL.